2. BASIS OF PRESENTATION: (a) Statement of compliance (Policies)	12 Months Ended
Jan. 31, 2026
Policies
(a) Statement of compliance

(a)Statement of compliance

These financial statements and the notes thereto (the "Financial Statements") present the Company's financial results of operations in accordance with IFRS Accounting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") for the years ended January 31, 2026, 2025 and 2024 and financial position as at January 31, 2026 and 2025.

All adjustments necessary to present fairly the financial position of the Company as at January 31, 2026 and the results of its operations and cash flows for the year then ended have been made.

The Board of Directors have approved the annual Financial Statements for issue on June 15, 2026.